UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Granite Advisors LLC
Address: 20 N. Clark Street
         34th Floor
         Chicago, IL  60602

13F File Number:  028-12450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew S. MacLean
Title:     Chief Compliance Officer & General Counsel
Phone:     312-725-9626

Signature, Place, and Date of Signing:

  /s/  Matthew S. MacLean     Chicago, IL     November 08, 2012

RED GRANITE ADVISORS LLC IS NOW PART OF ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total:    $636,112 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      214     2320 SH       SOLE                     2320        0        0
ABBOTT LABS                    COM              002824100     3450    50328 SH       SOLE                    50328        0        0
AGNICO EAGLE MINES LTD         COM              008474108      244     4720 SH       SOLE                     4720        0        0
AMAZON COM INC                 COM              023135106    17732    69722 SH       SOLE                    69722        0        0
AMERICAN EXPRESS CO            COM              025816109    11822   207900 SH       SOLE                   207900        0        0
AMPHENOL CORP NEW              CL A             032095101      336     5700 SH       SOLE                     5700        0        0
APACHE CORP                    COM              037411105      270     3124 SH       SOLE                     3124        0        0
APPLE INC                      COM              037833100    30420    45600 SH       SOLE                    45600        0        0
AT&T INC                       COM              00206R102      344     9104 SH       SOLE                     9104        0        0
BANK MONTREAL QUE              COM              063671101      332     5608 SH       SOLE                     5608        0        0
BIOGEN IDEC INC                COM              09062X103    19746   132332 SH       SOLE                   132332        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108    14356   425364 SH       SOLE                   425364        0        0
CATERPILLAR INC DEL            COM              149123101      348     4050 SH       SOLE                     4050        0        0
CELGENE CORP                   COM              151020104    21996   287914 SH       SOLE                   287914        0        0
CERNER CORP                    COM              156782104    22028   284634 SH       SOLE                   284634        0        0
CHEVRON CORP NEW               COM              166764100    20306   174210 SH       SOLE                   174210        0        0
CITRIX SYS INC                 COM              177376100    12660   165432 SH       SOLE                   165432        0        0
CLOROX CO DEL                  COM              189054109      348     4840 SH       SOLE                     4840        0        0
COCA COLA CO                   COM              191216100    19834   522892 SH       SOLE                   522892        0        0
COLGATE PALMOLIVE CO           COM              194162103    15886   148160 SH       SOLE                   148160        0        0
CONOCOPHILLIPS                 COM              20825C104    10914   190884 SH       SOLE                   190884        0        0
COSTCO WHSL CORP NEW           COM              22160K105    16180   161550 SH       SOLE                   161550        0        0
CVS CAREMARK CORPORATION       COM              126650100      242     5010 SH       SOLE                     5010        0        0
DEERE & CO                     COM              244199105    14072   170620 SH       SOLE                   170620        0        0
E M C CORP MASS                COM              268648102    14810   543092 SH       SOLE                   543092        0        0
EMERSON ELEC CO                COM              291011104     2856    59186 SH       SOLE                    59186        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    17342   276904 SH       SOLE                   276904        0        0
EXXON MOBIL CORP               COM              30231G102    25160   275120 SH       SOLE                   275120        0        0
FASTENAL CO                    COM              311900104    18936   440478 SH       SOLE                   440478        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1128    36138 SH       SOLE                    36138        0        0
GILEAD SCIENCES INC            COM              375558103    21560   325044 SH       SOLE                   325044        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    15072   325952 SH       SOLE                   325952        0        0
GOLDCORP INC NEW               COM              380956409      310     6746 SH       SOLE                     6746        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    19694   173238 SH       SOLE                   173238        0        0
GOOGLE INC                     CL A             38259P508    26114    34612 SH       SOLE                    34612        0        0
HEINZ H J CO                   COM              423074103      278     4970 SH       SOLE                     4970        0        0
ILLUMINA INC                   COM              452327109    20410   423542 SH       SOLE                   423542        0        0
INTEGRYS ENERGY GROUP INC      COM              45822P105      458     8790 SH       SOLE                     8790        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    16568    79868 SH       SOLE                    79868        0        0
INTUIT                         COM              461202103    13808   234502 SH       SOLE                   234502        0        0
JOHNSON & JOHNSON              COM              478160104     1888    27392 SH       SOLE                    27392        0        0
KIMBERLY CLARK CORP            COM              494368103    11958   139406 SH       SOLE                   139406        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      330     4000 SH       SOLE                     4000        0        0
LAS VEGAS SANDS CORP           COM              517834107    14794   319054 SH       SOLE                   319054        0        0
LILLY ELI & CO                 COM              532457108      224     4736 SH       SOLE                     4736        0        0
LKQ CORP                       COM              501889208    13292   719500 SH       SOLE                   719500        0        0
MCDONALDS CORP                 COM              580135101    19556   213154 SH       SOLE                   213154        0        0
MERCK & CO INC NEW             COM              58933Y105      428     9496 SH       SOLE                     9496        0        0
MICROSOFT CORP                 COM              594918104    14644   492064 SH       SOLE                   492064        0        0
MONSANTO CO NEW                COM              61166W101    15000   164800 SH       SOLE                   164800        0        0
NEKTAR THERAPEUTICS            COM              640268108      272    25440 SH       SOLE                    25440        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1816    29638 SH       SOLE                    29638        0        0
PFIZER INC                     COM              717081103      324    13000 SH       SOLE                    13000        0        0
PRAXAIR INC                    COM              74005P104      870     8370 SH       SOLE                     8370        0        0
PRICELINE COM INC              COM NEW          741503403    14778    23872 SH       SOLE                    23872        0        0
PROCTER & GAMBLE CO            COM              742718109     1224    17650 SH       SOLE                    17650        0        0
QUALCOMM INC                   COM              747525103    20986   335930 SH       SOLE                   335930        0        0
SOUTHERN CO                    COM              842587107      386     8360 SH       SOLE                     8360        0        0
STERICYCLE INC                 COM              858912108      996    11018 SH       SOLE                    11018        0        0
SYSCO CORP                     COM              871829107     1116    35712 SH       SOLE                    35712        0        0
UNION PAC CORP                 COM              907818108      326     2750 SH       SOLE                     2750        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1914    42016 SH       SOLE                    42016        0        0
VISA INC                       COM CL A         92826C839    16214   120752 SH       SOLE                   120752        0        0
WAL-MART STORES INC            COM              931142103      706     9564 SH       SOLE                     9564        0        0
WISCONSIN ENERGY CORP          COM              976657106      244     6500 SH       SOLE                     6500        0        0
YUM BRANDS INC                 COM              988498101    13242   199596 SH       SOLE                   199596        0        0